Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,679,053)	$ (1,136,407)	$ (2,757,687)	$ (920,418)
Adjustments to reconcile net loss to net cash used in operating activities:
Common Stock issued for services	117,611	48,397	79,209	58,221
Stock Compensation Expense	602,000	588,080	1,246,182	378,559
Changes in operating assets and liabilities:
Prepaid expenses and other assets	50,000	11,000	(639,294)	2,000
Deferred revenue		943,500	943,500
Accounts payable and accrued liabilities	85,040	144,697	238,254	23,832
Accounts payable and accrued liabilities – Related Parties	364,494		540,003
Net cash provided by (used in) operating activities	(459,908)	599,267	(349,833)	(457,806)
Cash flows from financing activities:
Cash from Sale of Common Stock, net		396,000	576,000	412,500
Proceeds from Short term Loan – Related Parties	415,300
Deferred Offering Costs	(90,135)	(93,830)	(222,497)
Net cash provided by financing activities	325,165	302,170	353,503	412,500
Net (decrease) increase in cash and cash equivalents	(134,743)	901,437	3,670	(45,306)
Cash and cash equivalents at beginning of period	156,087	152,417	152,417	197,723
Cash and cash equivalents at end of period	21,344	1,053,854	156,087	152,417
Supplementary disclosure of non-cash investing and financing activities:
Common Stock cancelled related to litigation resolutions – 1,287,694			18
Common Stock issued in exchange for 100% equity interest in Emergen Energy LLC – 222,222,000 Common Shares		$ 22,222,200	$ 22,222,200